CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		64 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (7,709,929)	$ (1,040,825)	$ (21,101,201)
Adjustments to reconcile net loss to cash from operating activities:
Common stock and warrants issued in exchange for interest and services	6,214,716	10,658	7,077,254
Amortization of discount	190,523	0	481,509
Depreciation and amortization expense	192,846	18,907	486,976
(Increase) / decrease in accounts receivable	253,646	0	0
(Increase)/decrease in prepaid option payment	0	137,200	0
(Increase)/decrease in prepaid expenses and deposits	(4,554)	(21,999)	(82,126)
Increase/(decrease) in accounts payable and accrued expenses	262,218	190,738	3,885,406
Increase/(decrease) in due to related parties	217,626	117,037	1,168,951
Increase / (decrease) in option payment: mineral rights	77,990	0	83,844
Net cash flows from operating activities	(304,918)	(588,284)	(7,999,387)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of buildings and equipment	(69,616)	(4,540)	(797,985)
Investment in mineral rights	(95,000)	(95,000)	(957,917)
Net cash flows from investing activities	(164,616)	(99,540)	(1,755,902)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on short-term notes	0	0	(139,079)
Proceeds from short-term notes	28,087	512,500	6,417,188
Common stock issued, net of issuance costs	486,000	340,870	3,312,677
Convertible notes payable	0	0	271,500
Payments on capital lease	0	(10,619)	(60,550)
Net cash flows from financing activities	514,087	842,751	9,801,736
Change in cash during the period	44,553	154,927	46,447
Cash, beginning of period	1,894	1,294	0
Cash, end of period	46,447	156,221	46,447
SUPPLEMENTAL DISCLOSURES
Interest paid	5,000	2,866	16,904
Income taxes paid	0	0	200
NON-CASH INVESTING AND FINANCING
Long-term notes converted from accounts payable	529,666	0	529,666
Liabilities assumed from related party	0	0	211,580
Common stock issued for cashless warrants	10,000	0	10,000
Common stock issued for mineral rights	0	0	7,375,000
Common stock issued for equipment	0	0	434,050
Common stock and warrants issued for debt and services	200,000	22,182	5,407,974
Common stock and warrants issued for interest	0	0	310,115
Debt and liabilities in exchange for equipment	274,558	0	781,783
Capital leases	$ 0	$ 0	$ 121,516